Note 6 - Risk Management - Collateral Received (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Guarantees Normal Risk Under Special Monitoring Member
Guarantee Received Line Items
Value Of Collateral	€ 13,874	€ 14,087
Value Of Other Guarantees	2,186	1,519
Guarantees Non-Performing Risk Member
Guarantee Received Line Items
Value Of Collateral	4,668	5,068
Value Of Other Guarantees	509	502
Total
Guarantee Received Line Items
Value Of Collateral	156,190	158,268
Value Of Other Guarantees	25,330	16,897
TOTAL GUARANTEES GIVEN	€ 181,521	€ 175,165